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                                ULTRA SERIES FUND

                    SUPPLEMENT DATED OCTOBER 31, 2005 TO THE
                          PROSPECTUS DATED MAY 2, 2005

This supplement amends the Prospectus of the Ultra Series Fund dated May 2, 2005 as follows:

1. The fifth paragraph on page 27, which references Paul A. Lefurgey, is deleted in its entirety.

2. The third paragraph on page 29, which references Mr. William Wilby, is deleted in its entirety.

3. The fourth paragraph on page 29 is replaced in its entirety by the following: Effective October 1, 2005, the portfolio manager of the Fund is Mr. Rajeev Bhaman. He is the person primarily responsible for the day-to-day management of the Fund's investments. Mr. Bhaman, CFA, is a Vice President of the Fund and has been a portfolio manager of the Fund since August 2004. He has been a Vice President of the Manager since January 1997 and is a portfolio manager of other portfolios in the OppenheimerFunds complex. Prior to joining the Manager in 1996, Mr. Bhaman was employed at Barclays de Zoete Wedd Inc., concentrating on Asian research and research sales.


                    SUPPLEMENT DATED OCTOBER 31, 2005 TO THE
              STATEMENT OF ADDITIONAL INFORMATION DATED MAY 2, 2005

This supplement amends the Statement of Additional Information of the Ultra Series Fund dated May 2, 2005 as follows:

1. The third paragraph on page 33 is replaced in its entirety by the following:

     Dean J. "Jack" Call is the portfolio manager responsible for the day-to-day management of the fixed income funds. The table below shows the number of other accounts managed by Mr. Call.

2. The chart titled, "As of December 31, 2004, the portfolio managers owned the following equity securities in the Funds," on the bottom of page 33 is amended by deleting Paul Lefurgey.

3. The second paragraph on page 40 and the accompanying table which references Mr. William Wilby are deleted in their entirety.

4. The chart titled, "As of December 31, 2004, the portfolio managers owned the following equity securities in the Funds," on the top of page 41 is amended by deleting William Wilby.